Performance Management - iShares Enhanced Large Cap Growth Active ETF	May 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The Fund has not commenced operations as of the date of this Prospectus. The returns presented for the Fund reflect the performance of the Predecessor Fund. It is anticipated that on or about the Closing Date, the Predecessor Fund will acquire the assets and assume the liabilities of the Predecessor Fund in a reorganization that is expected to be tax‑free for U.S. federal income tax purposes (the “Reorganization”). As a result of the Reorganization, the Fund will adopt the performance and financial history of Investor A Shares of the Predecessor Fund.
Performance shown below is based on the investment objective and investment strategies utilized by the Predecessor Fund. The investment objectives of the Fund and the Predecessor Fund are different and the Fund and the Predecessor Fund have differences in their fundamental investment restrictions and non‑fundamental investment restrictions; however, the investment strategies of the Fund are similar to those of the Predecessor Fund. The Predecessor Fund is managed by a different investment adviser that is under common control with BFA and has the same portfolio management team as that of the Fund. The returns presented for the Fund reflect the performance of Investor A Shares of the Predecessor Fund.
Effective June 12, 2017, the Predecessor Fund changed its name, investment objective, investment process and investment strategies. Performance prior to June 11, 2017 shown below is based on the investment process and investment strategies utilized by the Predecessor Fund at that time under the name “BlackRock Flexible Equity Fund.”
The information shows you how the Predecessor Fund’s performance has varied year by year and provides some indication of the risks of investing in the Predecessor Fund. The table compares the Predecessor Fund’s performance to that of the Russell 1000 Index and the Russell 1000 Growth Index. The Russell 1000 Growth Index is relevant to the Predecessor Fund because it has characteristics similar to the Predecessor Fund’s investment strategy. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Predecessor Fund in the chart and the table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Predecessor Fund’s performance has varied year by year and provides some indication of the risks of investing in the Predecessor Fund.
Performance One Year or Less [Text]	The Fund has not commenced operations as of the date of this Prospectus.
Performance Additional Market Index [Text]	The table compares the Predecessor Fund’s performance to that of the Russell 1000 Index and the Russell 1000 Growth Index. The Russell 1000 Growth Index is relevant to the Predecessor Fund because it has characteristics similar to the Predecessor Fund’s investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Total Returns for the Predecessor Fund Calendar Year by Year Returns1 Investor A Shares
Bar Chart Closing [Text Block]
The best calendar quarter return during the period shown above was 27.13% in the 2nd quarter of 2020; the worst was ‑20.31% in the 2nd quarter of 2022.
Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.blackrock.com or by calling 1‑800‑474‑2737 (toll free).

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Does Reflect Sales Loads	However, the table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	After‑tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and after‑tax returns shown are not relevant to tax‑exempt investors or investors who hold shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	Predecessor Fund returns after taxes on distributions and sales of Predecessor Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Predecessor Fund shares. As a result, Predecessor Fund returns after taxes on distributions and sales of Predecessor Fund shares may exceed Predecessor Fund returns before taxes and/or returns after taxes on distributions.
Performance Availability Website Address [Text]	www.blackrock.com
Performance Availability Phone [Text]	1‑800‑474‑2737 (toll free)
Investor A Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year‑to‑date return
Bar Chart, Year to Date Return	13.78%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	best
Highest Quarterly Return	27.13%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst
Lowest Quarterly Return	(20.31%)
Lowest Quarterly Return, Date	Jun. 30, 2022